BASIS OF PRESENTATION, ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)	Mar. 08, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accumulated deficit		$ 44,604,479	$ 36,667,468
Cash and cash equivalents		$ 2,821,570	$ 11,413,759
Total assets, percent		34.00%
Common stock par value		$ 0.007	$ 0.007
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	1,600,000
Common stock par value	$ 0.007
Warrants to purchase common stock	1,600,000
Exercise price	$ 1.64
Proceeds from direct offerings	$ 2,050,000.00